Consolidated statements of income - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Revenue:
Health care services	€ 3,722,574	€ 3,927,369	€ 11,192,976	€ 11,468,728
Health care products	1,037,588	1,008,868	3,058,146	2,997,003
Revenue	4,760,162	4,936,237	14,251,122	14,465,731
Costs of revenue:
Health care services	3,015,741	3,102,946	9,034,799	9,161,769
Health care products	598,337	604,294	1,730,099	1,728,612
Costs of revenue	3,614,078	3,707,240	10,764,898	10,890,381
Operating (income) expenses:
Selling, general and administrative	756,146	793,790	2,303,256	2,351,179
Research and development	40,047	53,041	133,433	165,985
Income from equity method investees	(41,248)	(22,635)	(102,730)	(98,419)
Other operating income	(191,066)	(64,612)	(532,494)	(257,913)
Other operating expense	119,509	145,185	551,261	472,726
Operating income	462,696	324,228	1,133,498	941,792
Other (income) expense:
Interest income	(16,934)	(25,140)	(50,342)	(61,351)
Interest expense	99,104	113,857	306,030	313,183
Income before income taxes	380,526	235,511	877,810	689,960
Income tax expense	116,534	88,450	255,058	214,100
Net income	263,992	147,061	622,752	475,860
Net income attributable to noncontrolling interests	50,965	62,710	151,738	164,788
Net income attributable to shareholders of FME AG	€ 213,027	€ 84,351	€ 471,014	€ 311,072
Basic earnings per share	€ 0.73	€ 0.29	€ 1.61	€ 1.06
Diluted earnings per share	€ 0.73	€ 0.29	€ 1.61	€ 1.06